Income taxes - Disclosure of income tax recovery (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Major components of tax expense (income) [abstract]
Current income tax recovery (expense):	$ 0	$ 0	$ 0
Deferred tax recovery	0	(49,442)	0
Income tax recovery:	$ 0	$ (49,442)	$ 0